INCOME TAXES - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013
Operating Loss Carryforwards [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Lower Bound	$ 5.0
Valuation allowance	551.9	$ 549.7
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Upper Bound	10.0
The Black & Decker Corporation
Operating Loss Carryforwards [Line Items]
Undistributed Earnings, Basic	$ 4,773.0